Investment security	12 Months Ended
Dec. 31, 2016
Investment security
Investment security

9.     Investment security

	As of December 31,
	2015	2016
	RMB	RMB
Balance at the beginning of the year	—	135,952
Purchase on May 6, 2015	172,639	—
Recognition of unrealized loss	(46,480)	(68,309)
Foreign currency transaction adjustments, net of nil tax	9,793	11,655

Balance at the end of the year	135,952	79,298

On May 6, 2015, the Group entered into a share purchase agreement to acquire 2% equity stake in IT’S SKIN CO., LTD. (“IT’S SKIN”), a South Korean company engaged in the sale of beauty products, for a total cash consideration of RMB172,639. Such investment is accounted for under the cost method at initial recognition.

IT’S SKIN listed on the Korea Composite Stock Price Index (“KOSPI”) market on December 28, 2015. Therefore the investment is reclassified as available-for-sale securities and is measured at fair value with unrealized gains or losses, if any, recorded in the accumulated other comprehensive income in shareholders’ equity. The decline in value of the investment, amounted to RMB114,789 for the period from May 2015 to December 2016, was considered other than temporary due to the duration and severity of the decline.  The impairment is therefore recognized by reclassifying the unrealized loss of RMB 114,789 from other comprehensive income to statement of income.